Summary of Significant Accounting Policies - Schedule of Estimated Annual Deprecation Rate (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024
Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Annual Deprecation Rate (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Property, Plant, and Equipment, Salvage Value
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Annual Deprecation Rate (Details) [Line Items]
Property, Plant, and Equipment, Salvage Value
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of lease term or 3 years	Shorter of lease term or 3 years
Land Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Annual Deprecation Rate (Details) [Line Items]
Property, Plant, and Equipment, Salvage Value